Commitments and Contingencies	12 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
License Agreement
The Company has entered into an exclusive license agreement, as amended, with UCLB (see Note 8). In connection with the UCLB license agreement, the Company is required to make annual license payments and may be required to make payments upon the achievement of specified milestones. The Company has estimated the probability of the Company achieving each potential milestone in accordance with ASC 450, Contingencies. The Company concluded that, as of September 30, 2018 there was a $0.7 million milestone that was considered probable related to the receipt of clinical data for its AUTO1 program, and accordingly the Company has accrued a liability of $0.7 million as of September 30, 2018. As of September 30, 2017, there were no other milestones for which the likelihood of achievement was probable.
Legal Proceedings
From time to time, the Company may be a party to litigation or subject to claims incident to the ordinary course of business. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. The Company was not a party to any litigation and did not have contingency reserves established for any liabilities as of September 30, 2018 and 2017.
Leases
The Company’s corporate headquarters are located in London, United Kingdom. As of September 30, 2018 and 2017, the Company leased space at this location from Imperial (Forest House) Limited under a ten year lease, the term of which commenced in September 2015. The lease included an option for the Company to lease additional space within a 15-month period, which the Company exercised in October 2016. The exercise of the option resulted in a separate new lease with a concurrent term through August 2025. The Company and the landlord has the option to early terminate both leases in September 2020.
Prior to the lease commencement date of both leases, the Company, in conjunction with the landlord, made improvements to the leased space. The total cost of these improvements was funded by the landlord, a portion of the cost will be reimbursed by the Company over the term of the leases. The total cost of the improvements was capitalized as leasehold improvements on the Company’s balance sheet, with an offset to long-term lease incentive obligation for the portion funded by the landlord and other long-term payables for the portion to be repaid to the landlord. As of September 30, 2018 and 2017, the Company capitalized $0.1 million and $2.1 million, respectively, as leasehold improvements. The lease related to this facility is classified as an operating lease.
In September 2017, the Company executed a lease arrangement with Catapult Limited to lease manufacturing space for a term through May 15, 2021, at which time the Company has the option to renew or terminate the lease. The lease related to this facility is classified as an operating lease. The lease has an eight-month rent-free period. The rent-free period is included in the deferred rent.
In June 2018, the Company signed a binding letter of intent to enter into a lease with Whitewood Media Village GP Limited and Whitewood Media Village Nominee Limited. The future lease will require the Company to enter into an eight years lease and is dependent on the landlord completing the required leasehold improvements per the agreement to execute the lease. The expected lease commencement date is in November 2018. The lease will include an option to lease additional space. As of September 30, 2018, the Company capitalized $2.5 million as leasehold improvements. The Company did not include future minimum payments in the lease payment schedule, as the lease agreement is not complete as of September 30, 2018.
In September 2018, the Company signed a binding letter of intent to enter into a lease with The Royal London Mutual Insurance Society Limited. The future lease will require the Company to enter into a 15 year lease and is dependent on the landlord completing the required leasehold improvements per the agreement to execute the lease. The expected lease commencement date is in November 2018. The Company has incurred no leasehold improvements to capitalize as of September 30, 2018. The Company did not include future minimum payments in the lease payment schedule as the lease agreement is not complete as of September 30, 2018.

The following table summarizes the future minimum lease payments due under operating leases as of September 30, 2018 (in thousands):

Year ending September 30,
2019	$1,316
2020	1,382
2021	1,017
2022	1,070
2023	1,037
Thereafter	1,300
Total	$7,122

The Company recognizes rent expense on a straight-line basis over the respective lease period and has recorded deferred rent for rent expense incurred but not yet paid.
The Company recorded rent expense totaling $0.9 million and $0.6 million for the years ended September 30, 2018 and 2017, respectively.